Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2018
Basis of Presentation and General Information
Basis of Presentation and General Information:

1.Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of DryShips Inc. and its subsidiaries (collectively, the “Company” or “DryShips”). DryShips was formed on September 9, 2004 under the laws of the Republic of the Marshall Islands. The Company is a diversified owner and operator of ocean going cargo vessels.

In August 2017, the Company acquired all the outstanding shares of an entity that holds a 49% interest in Heidmar Holdings LLC (“Heidmar”), a leading commercial tanker pool operator (Note 4). As of August 29, 2017, Heidmar was considered an affiliated entity of the Company (Notes 4, 10).

Certain prior period amounts have been reclassified to conform to the current year presentation including reclassifications between other, net and vessels operating expenses.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2017, filed with the SEC on April 4, 2018.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and include the accounts and operating results of DryShips, its wholly-owned subsidiaries and its affiliates.

In the opinion of management, these unaudited interim condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2018 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2018.

On January 23, 2017, the Company effected a 1-for-8 reverse stock split of its issued common stock. In connection with the reverse stock split four fractional shares were cashed out. On April 11, 2017, the Company effected a 1-for-4 reverse stock split of its issued common stock. In connection with the reverse stock split two fractional shares were cashed out. On May 11, 2017, the Company effected a 1-for-7 reverse stock split of its issued common stock. In connection with the reverse stock split three fractional shares were cashed out. On June 22, 2017, the Company effected a 1-for-5 reverse stock split of its issued common stock. In connection with the reverse stock split two fractional shares were cashed out. Finally on July 21, 2017, the Company effected a 1-for-7 reverse stock split of its issued common stock. In connection with the reverse stock split two fractional shares were cashed out.

All share and per share amounts disclosed in the consolidated financial statements and notes give effect to these reverse stock splits retroactively for the entire six-month period ended June 30, 2017.